UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 28, 2013

ITEM 1.             REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West SecureFoundation® Balanced ETF Fund (Class A)

Semi-Annual Report

June 28, 2013

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Asset Class as of June 28, 2013

Asset Class	Percentage of Fund Investments
Bond	35.24%
International Equity	13.32%
Large Cap Equity	25.56%
Mid Cap Equity	10.49%
Money Market	3.17%
Small Cap Equity	8.85%
Short Term Investments	3.37%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 28, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/1/2013)	Ending Account Value (6/28/2013)	Expenses Paid During Period* (1/1/13 – 6/28/13)

Class A
Actual	$1,000.00	$1,051.20	$3.08

Hypothetical
(5% return before expenses)	$1,000.00	$1,021.52	$3.03

*Expenses are equal to the Fund’s annualized expense ratio of 0.62% for the Class A shares, multiplied by 179/365 days to reflect the investment period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 0.10%.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® BALANCED ETF FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Shares		Value

BOND EXCHANGE TRADED FUNDS
61,549	Vanguard Total Bond Market ETF	$4,978,083

TOTAL BOND EXCHANGE TRADED FUNDS — 36.09% (Cost $5,145,959)		$4,978,083

EQUITY EXCHANGE TRADED FUNDS
42,388	Vanguard MSCI EAFE ETF(a)	1,509,437
9,612	Vanguard MSCI Emerging Markets ETF(a)	372,753
16,071	Vanguard Russell 2000 ETF(a)	1,250,645
49,195	Vanguard S&P 500 ETF	3,610,913
19,026	Vanguard S&P Mid-Cap 400 ETF(a)	1,481,745

TOTAL EQUITY EXCHANGE TRADED FUNDS — 59.63% (Cost $7,915,256)		$8,225,493

MONEY MARKET MUTUAL FUNDS
448,598	Federated Government Obligations Fund Institutional Class	$448,598

TOTAL MONEY MARKET MUTUAL FUNDS — 3.25% (Cost $448,598)		$448,598

Principal Amount

SHORT TERM INVESTMENTS
Reverse Repurchase Agreements — 3.45%
$ 23,789	Undivided interest of 0.19% in a repurchase agreement (principal amount/value $12,850,438 with a maturity value of $12,850,556) with JP Morgan Securities, 0.11%, dated 6/28/13 to be repurchased at $23,789 on 7/1/13 collateralized by U.S. Treasury Securities, 0.63% - 3.88%, 1/15/25 - 2/15/43, with a value of $13,107,777. (b)	23,789

112,994	Undivided interest of 0.23% in a repurchase agreement (principal amount/value $49,430,686 with a maturity value of $49,431,304) with Morgan Stanley & Co LLC, 0.15%, dated 6/28/13 to be repurchased at $112,994 on 7/1/13 collateralized by Federal National Mortgage Association Securities, 2.19% - 5.00%, 6/1/18 - 4/1/43, with a value of $50,419,300. (b)	112,994

(a)	A portion or all of the security is on loan at June 28, 2013.
(b)	Collateral received for securities on loan.

Principal Amount		Value

Reverse Repurchase Agreements (continued)
$ 112,994	Undivided interest of 0.41% in a repurchase agreement (principal amount/value $27,443,360 with a maturity value of $27,443,680) with Citigroup Global Markets Inc, 0.14%, dated 6/28/13 to be repurchased at $112,993 on 7/1/13 collateralized by various U.S. Government Agency Securities, 2.17% - 5.50%, 12/1/17 - 6/1/43, with a value of $27,992,227. (b)	$112,994

112,993	Undivided interest of 0.46% in a repurchase agreement (principal amount/value $24,685,458 with a maturity value of $24,685,746) with RBC Capital Markets Corp, 0.14%, dated 6/28/13 to be repurchased at $112,993 on 7/1/13 collateralized by various U.S. Government Agency Securities, 3.50% - 4.00%, 1/1/42 - 12/1/42, with a value of $25,179,167. (b)	112,993

112,994	Undivided interest of 0.84% in a repurchase agreement (principal amount/value $13,640,222 with a maturity value of $13,640,347) with HSBC Securities (USA) Inc, 0.11%, dated 6/28/13 to be repurchased at $112,994 on 7/1/13 collateralized by various U.S. Government Agency Securities, 0.00% - 9.38%, 7/15/13 - 7/15/32, with a value of $13,913,096. (b)	112,994

TOTAL SHORT TERM INVESTMENTS— 3.45% (Cost $475,764)		$475,764

TOTAL INVESTMENTS — 102.42% (Cost $13,985,577)		$14,127,938

OTHER ASSETS & LIABILITIES — (2.42)%		$(333,582)

TOTAL NET ASSETS — 100.00%		$13,794,356

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of June 28, 2013 (Unaudited)

Great-West SecureFoundation® Balanced ETF Fund

ASSETS:
Investments at fair value, (including $465,585 of securities on loan)(a)	$13,652,174
Reverse repurchase agreements, fair value(b)	475,764
Dividends receivable	4
Subscriptions receivable	400,000

Total Assets	14,527,942

LIABILITIES:
Payable to investment adviser	4,922
Payable upon return of securities loaned	475,764
Redemptions payable	11
Payable for investments purchased	250,477
Payable for distribution fees	2,412

Total Liabilities	733,586

NET ASSETS	$13,794,356

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$122,093
Paid-in capital in excess of par	13,452,169
Net unrealized appreciation on investments	142,361
Undistributed net investment income	64,595
Accumulated net realized gain on investments	13,138

TOTAL NET ASSETS	$13,794,356

CAPITAL STOCK:
Authorized	35,000,000
Issued and Outstanding	1,220,931

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$11.30

MAXIMUM OFFERING PRICE PER SHARE(c)	$11.89

(a) Cost of investments	$13,509,813
(b) Cost of reverse repurchase agreements	$475,764
(c) Maximum offering price per share represents the net asset value per share divided by 0.95, based on maximum sales charge of 5.00% of the Fund’s offering price.

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Statement of Operations

For the period ended June 28, 2013 (Unaudited)(a)

Great-West SecureFoundation® Balanced ETF Fund

INVESTMENT INCOME:
Income from securities lending	$209
Dividends	83,868

Total Income	84,077

EXPENSES:
Management fees	5,980
Audit fees	8,126
Administrative services fee	4,052
Bank and custodian fees	1,370
Director’s fees	688
Distribution fees - Class A	9,317
Investment administration fees	3,640
Registration Fees	5,122
Legal fees	2,962
Transfer agent fees and expenses	8,953
Shareholder reports expense	1,211
Other	548

Total Expenses	51,969

Less amount reimbursed by investment adviser	32,187
Less amount waived by distributor – Class A	283

Total amount reimbursed and waived	32,470

Net Expenses	19,499

NET INVESTMENT INCOME	64,578

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	6,365

Net change in unrealized appreciation on investments	11,835

Net Realized and Unrealized Gain on Investments	18,200

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$82,778

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 28, 2013 and fiscal year ended December 31, 2012

	2013 (Unaudited)	2012(a)
Great-West SecureFoundation® Balanced ETF Fund

OPERATIONS:
Net investment income	$64,578	$40,168
Net realized gain on investments	6,365	6,807
Net change in unrealized appreciation on investments	11,835	130,526

Net Increase in Net Assets Resulting from Operations	82,778	177,501

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	–	(40,151)
From net realized gains	–	(34)

Total Distributions	0	(40,185)

CAPITAL SHARE TRANSACTIONS:
Shares sold	11,395,070	3,059,977
Shares issued in reinvestment of distributions	–	40,185
Shares redeemed	(731,125)	(189,845)

Net Increase in Net Assets Resulting from Capital Share Transactions	10,663,945	2,910,317

Total Increase in Net Assets	10,746,723	3,047,633

NET ASSETS:
Beginning of period	3,047,633	—

End of period (b)	$13,794,356	$3,047,633

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	1,001,750	297,564
Shares issued in reinvestment of distributions	–	3,756
Shares redeemed	(64,272)	(17,867)

Net Increase	937,478	283,453

(a) The Fund’s inception date was January 23, 2012.
(b) Including undistibuted net investment income	$64,595	$17

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the period indicated.

			Fiscal Years Ended December 31,
	Period Ended June 28, 2013 (Unaudited)		2012	(a)
Great-West SecureFoundation® Balanced ETF Fund - Class A

NET ASSET VALUE, BEGINNING OF PERIOD	$10.75		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.10	(b)	0.28	(b)
Net realized and unrealized gain	0.45		0.61

Total From Investment Operations	0.55		0.89

LESS DISTRIBUTIONS:
From net investment income	–		(0.14)
From net realized gains	–		0.00	(c)

Total Distributions	0.00		(0.14)

NET ASSET VALUE, END OF PERIOD	$11.30		$10.75

TOTAL RETURN(d) (e) (f)	5.12%	(g)	8.94%	(g)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$13,794		$3,048
Ratio of expenses to average net assets(h)
Before reimbursement and waiver	1.39%	(i)	5.05%	(i)
After reimbursement and waiver	0.52%	(i)	0.49%	(i)
Ratio of net investment income (loss) to average net assets(h)
Before reimbursement and waiver	0.86%	(i)	(1.74%)	(i)
After reimbursement and waiver	1.73%	(i)	2.81%	(i)
Portfolio turnover rate	88%	(g)	176%	(g)

(a)	The Fund’s inception date was January 23, 2012.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Amount was less than $0.01 per share.
(d)	Performance does not reflect the effect of the sales charges.
(e)	Performance does not include the fee of the Guarantee. If the fee was included, returns would be lower.
(f)	Performance shown net of distribution fees waived and expenses reimbursed. Without the waiver and expense reimbursement, the return shown would have been lower.
(g)	Not annualized for periods less than one full year.
(h)	Does not include expenses of the underlying investments in which the Fund invests.
(i)	Annualized.

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Notes to Financial Statements

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-three funds. Interests in the Great-West SecureFoundation® Balanced ETF Fund (the Fund) are included herein and are represented by separate classes of beneficial interest of Great-West Funds. The Fund inception date was January 23, 2012. The investment objective of the Fund is to seek long-term capital appreciation and income. The Fund is non-diversified as defined in the 1940 Act. The Fund shares are available through certain broker-dealers, custodians or trustees of Individual Retirement Accounts, or other financial intermediaries who have entered into agreements with the Fund’s distributor to make the shares available. The minimum initial investment in the Fund is $10,000.

The Fund offers two share classes, referred to as Class A and Class S shares. This report includes information for Class A; Class S has not yet been capitalized. An initial sales charge of 5% is imposed on purchases of Class A shares and is deducted prior to the investment in the Fund.

Shares of the Fund can only be purchased in conjunction with the purchase and acceptance of the Great-West SecureFoundation® Lifetime Withdrawal Benefit (the Guarantee) issued by Great-West Life & Annuity Insurance Company (GWL&A). The Guarantee has an annual fee in addition to the fees and expenses of the Fund. The redemption or exchange of all shares of the Fund attributable to an account would generally result in the cancellation of the Guarantee and all of the benefits of the Guarantee. GWL&A does not issue the Guarantee to the investment adviser of the Fund or the Fund itself; therefore, the Guarantee does not guarantee the investment performance of the Fund.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Exchange Traded Funds	Exchange traded close price.

Mutual Funds	Net asset value of underlying mutal fund.

Short Term Investments	Maturity date and credit quality.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

  Semi-Annual Report - June 28, 2013

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of June 28, 2013, the inputs used to value the Fund’s investments are detailed in the following table. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

	Level 1	Level 2	Level 3	Total
Assets
Bond Exchange Traded Funds	$4,978,083	$—	$—	$4,978,083
Equity Exchange Traded Funds	8,225,493	—	—	8,225,493
Money Market Mutual Funds	448,598	—	—	448,598
Short Term Investments(a)	—	475,764	—	475,764

Total Investments	$13,652,174	$475,764	$0	$14,127,938

(a)	Further breakdown of the Fund’s sector and industry classifications is included in the Schedule of Investments.

Reverse Repurchase Agreements

The Fund may engage in reverse repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund, through its custodian and/or securities lending agent, receives delivery of the underlying securities collateralizing a reverse repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A reverse repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of Great-West Funds, may invest in reverse repurchase agreement transactions and/or hold reverse repurchase agreement positions as a form of securities lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid annually. Income dividends are paid or reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and paid or reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from an investment sold are determined on a specific lot selection. Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date.

Federal Income Taxes and Distributions to Shareholders

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

  Semi-Annual Report - June 28, 2013

As of and during the period ended June 28, 2013, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal and Colorado tax returns remain open for the fiscal year ended 2012.

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book and tax basis differences. The character of dividends and distributions made during the fiscal year from net investment income and/or realized gains may differ from their ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of GWL&A. As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.16% of the average daily net assets of the Fund. The Fund will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

The Adviser has agreed to reimburse operating expenses (excluding the administrative service and distribution fees) that are incurred by the Fund which exceed an annual rate of 0.07% of daily net assets (Expense Limit). The expense reimbursement may be revised at any time without notice. The amount reimbursed, if any, is reflected in the Statement of Operations.

The Adviser is permitted to recoup amounts reimbursed to the class in future periods, not exceeding three years, if the Fund’s other expenses including such recoupment do not exceed the Expense Limit. For the period ended June 28, 2013, the fee reimbursements were as follows:

Fees Reimbursed by the Adviser During the Period Ended June 28, 2013	Recoupment of Past Reimbursed Fees by the Adviser	Balance of Recoupable Expenses for the year Ended 2012	Balance of Recoupable Expenses During the Period Ended June 28, 2013
$32,187	$0	$64,541	$32,187

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class A shares and for providing or arranging for the provision of services to Class A shareholders. The distribution plan provides for a maximum 12b-1 fee equal to an annual rate of 0.25% of the average daily net assets of the Class A shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class A shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Fund. The amount waived, if any, is reflected in the Statement of Operations.

The Fund has adopted an administrative services plan. Under this plan shareholder servicing agents will provide administrative and support services to shareholders. For these services Class A pays an annual fee of up to 0.05% of its average daily net assets.

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-three funds for which they serve as directors was $137,900 for the period ended June 28, 2013.

3. PURCHASES & SALES OF UNDERLYING INVESTMENTS

For the period ended June 28, 2013, the aggregate cost of purchases and proceeds from sales of underlying investments were $17,497,989 and $6,909,361, respectively.

  Semi-Annual Report - June 28, 2013

4. UNREALIZED APPRECIATION (DEPRECIATION)

At June 28, 2013, the U.S. Federal income tax cost basis was $13,985,577. The Fund had gross appreciation of securities in which there was an excess of value over tax cost of $434,193 and gross depreciation of securities in which there was an excess of tax cost over value of $291,832 resulting in net appreciation of $142,361.

5. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 28, 2013 the Fund had securities on loan valued at $465,585 and received collateral of $474,764 for such loan which was invested in reverse repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The reverse repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

  Semi-Annual Report - June 28, 2013

Availability of Quarterly Portfolio Schedule

Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Contract Approval

The Board of Directors (the “Board”) of Great-West Funds, including the Directors who are not interested persons of Great-West Funds (the “Independent Directors”), at a meeting held on April 18, 2013 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Great-West Funds and Great-West Capital Management, LLC (“GWCM”).

Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Great-West SecureFoundation Balanced ETF Fund (the “Fund”) in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund.

On March 21, 2013, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM in connection with the proposed continuation of the Advisory Agreement. The Independent Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Advisory Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Agreement. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approval was based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Advisory Agreement and the information provided to it, the Board concluded that the Advisory Agreement was fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Advisory Agreement are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM. Among other things, the Board considered GWCM’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed the qualifications, background and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund. In addition, the Board considered GWCM’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures. Consideration also was given to the fact that the Board meets with representatives of GWCM at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of GWCM’s communications with the Board, as well as the GWCM’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM.

Investment Performance

The Board considered the investment performance of the Fund. The Board reviewed performance information for the Fund’s Class A Shares as compared against its benchmark index and the performance of similar funds. This information included quarterly returns for the second, third and fourth quarters ended December 31, 2012. The Board only considered short-term performance due to the Fund’s recent inception in the first quarter of 2012. The Board considered the composition of the Fund’s peer group of funds, as determined by GWCM, based on funds of similar size and asset class and with similar intermediary fees as estimated by GWCM from the Fund’s Morningstar category. The Board was provided with a description of the methodology GWCM used to determine the similarity of the Fund with the funds included in the peer group. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the applicable benchmark and peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index.

The Board noted that for the second, third and fourth quarters ended December 31, 2012, the Fund was in the first, third and second quartiles, respectively, of its peer group (the first quartile being the best performers and the fourth quartile being the worst performers). The Board also noted that the Fund outperformed its benchmark index for the second quarter ended December 31, 2012, underperformed its benchmark index for third quarter ended December 31, 2012 and performed in line with its benchmark index for the fourth quarter ended December 31, 2012. Accordingly, the Board determined that it was satisfied with the investment performance of the Fund.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by GWCM from its relationship with the Fund. With respect to the costs of services, the Board considered the unified investment management fee structure of the Fund and the level of the investment management fees payable by the Fund. In evaluating the management fee and total expense ratio of the Fund’s Class A Shares, the Board considered the fees payable by and the total expense ratios of similar active and indexed funds managed by other investment advisers, as determined by GWCM based on information from Morningstar. Specifically, the Board considered the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) and the Fund’s management fee less certain non-management expenses such as audit and legal expenses (the “Management Fee Less Non-Management Expenses”) in comparison to the contractual management fees of the peer group of funds, and the Fund’s total expense ratio including underlying fund fees and expenses in comparison to the peer group funds’ total expense ratios including underlying fund fees and expenses. The Board also considered the Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer group and peer universe.

Based on the information provided, the Board noted that the Fund’s Contractual Management Fee was lower than the average but greater than the median contractual management fee of its peer group of funds. The Board considered that the Fund’s Management Fee Less Non-Management Expenses was lower than the average and median contractual management fee of its peer group of funds. In addition, the Board noted that the Fund’s total annual operating expense ratio was in the first quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses) and less than the average and median total annual operating expense ratio of its peer group and peer universe of funds.

The Board also received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that the funds within Great-West Funds have higher advisory fees than the separate accounts and other products managed by

GWCM because of the increased regulatory and compliance requirements of the funds and the differences in the range of services provided to the funds and to such other clients.

The Board further considered the overall financial soundness of GWCM and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements and profitability information from GWCM. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes and considered that while GWCM’s profitability is reasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management payable by the Fund, and whether those fees include breakpoints, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded, although there were no current breakpoints in the management fee, any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Fund

Other Factors

The Board considered ancillary benefits derived or to be derived by GWCM from its relationship with the Fund as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Fund by an affiliate of GWCM. The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management fees were reasonable, taking into account any ancillary benefits derived by GWCM.

Conclusion

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of the Fund.

ITEM 2.  CODE OF ETHICS.

Not required in filing.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)        (1) Not required in filing.

             (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

             (3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	August 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	August 26, 2013

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer

Date:	August 26, 2013